FINANCIAL RESULT	6 Months Ended
Jun. 30, 2026
Analysis of income and expense [abstract]
FINANCIAL RESULT	FINANCIAL RESULT

	Three-month periods ended		Six-month periods ended
Description	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)	June 30, 2026 (Unaudited)	June 30, 2025 (Unaudited)

Financial income
Interest on short and long-term investments	10,969	23,898	25,595	48,611
Fair value of the TAP Bond	—	4,127	—	4,127
Debt to equity conversion	—	734,433	—	734,433
Others	3,342	21,191	18,717	28,067

	14,311	783,649	44,312	815,238
Financial expenses
Interest on loans and financing (a)	(226,228)	(483,052)	715,156	(942,659)
Interest on lease	(432,035)	(710,980)	(890,507)	(1,384,340)
Interest on accounts payable	(45,070)	(54,154)	(84,176)	(164,714)
Interest on convertible instruments	—	(111,103)	(647,150)	(197,431)
Interest on airport taxes and fees	(33,091)	(39,249)	(71,624)	(71,618)
Interest on provisions	(75,290)	(46,163)	(135,116)	(100,314)
Interest on factoring credit card receivables	(66,803)	(111,451)	(163,040)	(220,564)
Amortized cost of loans and financing	(8,922)	(48,128)	(129,484)	(75,307)
Financial operations cost	(35,063)	(37,314)	(101,685)	(76,767)
Fair value of the TAP Bond	—	(3,440)	—	(34,869)
Restructuring of loans and financing	—	—	(108,074)	(552,073)
Fair value adjustment on conversion into shares	—	—	(5,090,093)	—
Loans – GUC – Chapter 11	—	—	800,145	—
Accounts payables – GUC – Chapter 11	—	—	56,825	—
Debentures restructuring of convertible	—	—	—	(334,599)
Other restructuring costs	—	—	—	(215,354)
Others	(15,471)	(83,919)	(42,827)	(157,270)

	(937,973)	(1,728,953)	(5,891,650)	(4,527,879)

Derivative financial instruments, net	14,402	655,849	14,402	860,716

Foreign currency exchange, net	27,096	1,793,716	1,499,867	4,528,935

Financial result, net	(882,164)	1,504,261	(4,333,069)	1,677,010

(a)During the first quarter of 2026, as a result of its emergence from Chapter 11, the Company recognized gains from the reversal of interest on loans and financing.